Vanguard® Global Wellington Fund
Schedule of Investments (unaudited)
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (64.5%)
Austria (0.6%)
	Erste Group Bank AG	262,163	10,859
Canada (0.8%)
	Dollarama Inc.	232,205	10,156
	Suncor Energy Inc.	156,251	3,609
			13,765
Finland (0.3%)
*	Nokia OYJ	894,534	4,668
France (4.3%)
	Safran SA	99,139	14,802
	Arkema SA	87,969	11,655
	BNP Paribas SA	154,557	10,641
	Engie SA	682,304	10,197
	TOTAL SE	215,679	10,059
	Vinci SA	78,380	8,910
[1]	Amundi SA	96,928	8,617
			74,881
Germany (0.2%)
	Bayerische Motoren Werke AG	39,649	4,209
Japan (5.7%)
	Tokio Marine Holdings Inc.	344,597	16,151
	Nippon Telegraph & Telephone Corp.	537,244	14,333
	Astellas Pharma Inc.	860,800	13,735
	Isuzu Motors Ltd.	943,614	12,404
	Marui Group Co. Ltd.	517,665	9,921
	Nihon Unisys Ltd.	244,500	7,210
	Honda Motor Co. Ltd.	227,300	7,103
	Mitsubishi UFJ Financial Group Inc.	1,216,922	6,886
	Sumitomo Mitsui Financial Group Inc.	180,701	6,606
	Mitsubishi Estate Co. Ltd.	329,900	5,412
			99,761
Netherlands (0.2%)
	ING Groep NV	239,561	3,352
South Korea (1.1%)
	Samsung Electronics Co. Ltd.	266,003	19,094
Spain (1.5%)
	Iberdrola SA	1,101,202	14,769
	CaixaBank SA	3,115,435	10,801
			25,570

		Shares	Market Value ($000)
Sweden (2.4%)
	Autoliv Inc.	198,192	21,014
	Lundin Energy AB	375,428	12,872
	Alfa Laval AB	208,080	7,760
			41,646
Switzerland (3.3%)
	Novartis AG (Registered)	268,417	23,712
	Nestle SA (Registered)	140,773	17,388
	Zurich Insurance Group AG	20,301	8,539
	Julius Baer Group Ltd.	122,718	8,338
			57,977
Taiwan (1.4%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,154,175	24,506
United Kingdom (4.9%)
[2]	AstraZeneca plc ADR	561,265	31,863
	WPP plc	896,020	12,377
	Linde plc	31,777	9,572
	Prudential plc	435,592	9,268
	Diageo plc	181,222	8,739
	BAE Systems plc	748,695	5,576
	Rotork plc	950,835	4,554
	Derwent London plc	87,634	4,302
			86,251
United States (37.8%)
	Johnson & Johnson	186,504	31,566
	United Parcel Service Inc. Class B	144,421	30,993
	Microsoft Corp.	121,394	30,310
	Bank of America Corp.	705,335	29,899
	Cisco Systems Inc.	523,030	27,668
	Comcast Corp. Class A	434,269	24,901
	Chubb Ltd.	134,503	22,864
	Northrop Grumman Corp.	61,836	22,624
	Medtronic plc	161,532	20,448
	Mondelez International Inc. Class A	298,179	18,943
	American Express Co.	118,235	18,933
	Sempra Energy	138,764	18,801
	Eli Lilly & Co.	88,761	17,729
	JPMorgan Chase & Co.	107,912	17,723
*	General Motors Co.	294,427	17,462
	Merck & Co. Inc.	227,316	17,251
	Raytheon Technologies Corp.	187,208	16,607
	Texas Instruments Inc.	83,601	15,869
	Deere & Co.	43,602	15,745
	UnitedHealth Group Inc.	36,366	14,980
	Baxter International Inc.	181,919	14,939
	Broadcom Inc.	31,036	14,659
	Lockheed Martin Corp.	37,152	14,199
	PepsiCo Inc.	94,550	13,988
	PNC Financial Services Group Inc.	70,723	13,768
	McDonald's Corp.	57,850	13,531
	Colgate-Palmolive Co.	152,037	12,738
	TJX Cos. Inc.	174,883	11,812
	Pioneer Natural Resources Co.	74,103	11,278
	American Tower Corp.	40,780	10,418
	General Dynamics Corp.	54,855	10,417
*	Alphabet Inc. Class A	3,749	8,836

				Shares	Market Value ($000)
	Union Pacific Corp.			38,347	8,618
	Duke Energy Corp.			84,284	8,447
	Caterpillar Inc.			34,553	8,330
	KLA Corp.			23,567	7,468
	RenaissanceRe Holdings Ltd.			39,558	6,097
	Verizon Communications Inc.			106,229	6,001
	Marsh & McLennan Cos. Inc.			38,752	5,361
	Gilead Sciences Inc.			80,805	5,342
	BlackRock Inc.			5,959	5,226
	Intel Corp.			75,924	4,337
	Accenture plc Class A			14,436	4,073
	Honeywell International Inc.			14,892	3,439
	Schneider Electric SE			20,840	3,317
	Abbott Laboratories			21,008	2,451
					660,406
Total Common Stocks (Cost $834,448)					1,126,945
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (5.3%)
[3,4]	Fannie Mae Pool	3.070%	2/1/25	150	162
[3,4]	Fannie Mae REMICS	2.000%	9/25/40	81	83
[3,4]	Fannie Mae REMICS	2.500%	5/25/45–3/25/53	733	761
[3,4]	Fannie Mae REMICS	3.000%	2/25/49	164	172
[3,4]	Fannie Mae REMICS	3.500%	6/25/44–6/25/59	1,637	1,746
[3,4]	Freddie Mac REMICS	1.750%	9/15/42	835	852
[3,4]	Freddie Mac REMICS	3.500%	9/15/40–11/15/40	113	115
[3,4]	Freddie Mac REMICS	4.000%	12/15/39–8/15/40	781	863
[3]	Ginnie Mae REMICS	2.750%	9/20/44	138	141
[3,4,5]	UMBS Pool	1.500%	6/25/36	1,697	1,718
[3,4,5]	UMBS Pool	2.000%	6/25/36–7/25/51	4,850	4,930
[3,4,5]	UMBS Pool	2.500%	6/25/36–6/25/51	15,475	16,056
[3,4,5]	UMBS Pool	3.000%	6/25/51–7/25/51	7,100	7,416
	United States Treasury Note/Bond	0.250%	3/15/24–5/31/25	18,250	18,199
[6]	United States Treasury Note/Bond	0.125%	3/31/23–2/15/24	20,285	20,258
	United States Treasury Note/Bond	2.375%	5/15/51	1,050	1,072
	United States Treasury Note/Bond	0.750%	4/30/26	2,150	2,147
	United States Treasury Note/Bond	0.375%	4/15/24–1/31/26	2,305	2,292
	United States Treasury Note/Bond	0.500%	2/28/26	2,175	2,150
	United States Treasury Note/Bond	1.125%	2/15/31	790	756
	United States Treasury Note/Bond	1.375%	8/15/50	170	136
[7]	United States Treasury Note/Bond	1.625%	11/15/50	1,250	1,070
	United States Treasury Note/Bond	1.875%	2/15/41–2/15/51	9,910	9,307
Total U.S. Government and Agency Obligations (Cost $92,145)					92,402
Asset-Backed/Commercial Mortgage-Backed Securities (0.9%)
Bermuda (0.0%)
[1,3]	START Ireland Series 2019-1	4.089%	3/15/44	151	153
Canada (0.1%)
[1,3]	Chesapeake Funding II LLC Series 2018-2A	3.230%	8/15/30	279	282

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,3,8]	Ford Auto Securitization Trust Series 2019-AA	2.354%	6/15/23	710	591
[1,3,9]	Master Credit Card Trust II Series 2018-1A, 1M USD LIBOR + 0.490%	0.587%	7/21/24	765	766
					1,639
Cayman Islands (0.4%)
[1,3]	Horizon Aircraft Finance II Ltd. Series 2019-1	3.721%	7/15/39	229	229
[1,3,9]	KKR CLO 16 Ltd., 3M USD LIBOR + 1.250%	1.438%	1/20/29	336	336
[1,3,9]	Madison Park Funding XVIII Ltd. Series 2015-18A, 3M USD LIBOR + 1.190%	1.376%	10/21/30	730	730
[1,3,9]	Madison Park Funding XXX Ltd. Series 2018-30A, 3M USD LIBOR + 0.750%	0.934%	4/15/29	1,400	1,399
[1,3,9]	Magnetite VII Ltd. Series 2012-7A, 3M USD LIBOR + 0.800%	0.984%	1/15/28	1,365	1,366
[1,3,5,9]	OHA Credit Funding 3 Ltd. Series 2019-3A, 3M USD LIBOR + 1.140%	1.271%	7/2/35	1,335	1,335
[1,3,5,9,10]	Rockland Park CLO Ltd. Series 2021-1A, 3M USD LIBOR + 1.120%	1.251%	4/20/34	1,600	1,600
[1,3,5,9,10]	Rockland Park CLO Ltd. Series 2021-1A, 3M USD LIBOR + 1.650%	1.781%	4/20/34	800	800
					7,795
United States (0.4%)
[1,3]	Aaset Trust Series 2019-1	3.844%	5/15/39	205	204
[1,3]	Angel Oak Mortgage Trust I LLC Series 2018-3	3.649%	9/25/48	163	164
[1,3]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/39	217	217
[1,3]	CF Hippolyta LLC Series 2020-1	1.690%	7/15/60	783	795
[1,3]	DB Master Finance LLC Series 2019-1A	3.787%	5/20/49	142	145
[1,3]	DB Master Finance LLC Series 2019-1A	4.021%	5/20/49	123	130
[1,3]	Domino's Pizza Master Issuer LLC Series 2021-1A	2.662%	4/25/51	525	534
[1,3]	Domino's Pizza Master Issuer LLC Series 2021-1A	3.151%	4/25/51	735	760
[3]	Ford Credit Auto Lease Trust Series 2021-A	0.780%	9/15/25	280	281
[1,3,4]	Freddie Mac STACR REMIC Trust Series 2021-DNA1	0.660%	1/25/51	490	490
[3,4,9]	Freddie Mac Structured Agency Credit Risk Debt Notes Series 2016-DNA3, 1M USD LIBOR + 5.000%	5.092%	12/25/28	392	412
[3,4,9]	Freddie Mac Structured Agency Credit Risk Debt Notes Series 2017-DNA3, 1M USD LIBOR + 2.500%	2.592%	3/25/30	945	965
[1,3]	GreatAmerica Leasing Receivables Funding LLC Series 2018-1	2.830%	6/17/24	92	93
[1,3]	MMAF Equipment Finance LLC Series 2017-B	2.210%	10/17/22	8	8
[3]	Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	213	231
[1,3]	SoFi Consumer Loan Program Trust Series 2019-3	2.900%	5/25/28	203	204
[1,3]	Towd Point Mortgage Trust Series 2018-1	3.000%	1/25/58	162	165
[1,3]	Vantage Data Centers Issuer LLC Series 2019-1A	3.188%	7/15/44	191	199

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,3]	Vantage Data Centers LLC Series 2020-1A	1.645%	9/15/45	810	811
					6,808
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $16,239)					16,395
Corporate Bonds (20.8%)
Australia (0.6%)
[1,3]	Commonwealth Bank of Australia	2.688%	3/11/31	3,150	3,102
[1,3]	National Australia Bank Ltd.	2.400%	12/7/21	575	581
[1,3]	National Australia Bank Ltd.	2.332%	8/21/30	2,020	1,940
[1,3]	National Australia Bank Ltd.	2.990%	5/21/31	795	799
[1,3]	National Australia Bank Ltd.	3.933%	8/2/34	1,050	1,125
[1,3]	Scentre Group Trust 1	3.625%	1/28/26	809	886
[1,3]	Scentre Group Trust 1	4.375%	5/28/30	1,230	1,403
					9,836
Austria (0.1%)
[1,3]	JAB Holdings BV	2.200%	11/23/30	430	411
[1,3]	JAB Holdings BV	3.750%	5/28/51	805	809
					1,220
Belgium (0.3%)
[3]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	925	1,114
[3,11]	Anheuser-Busch InBev SA/NV	2.000%	3/17/28	217	294
[3,11]	Anheuser-Busch InBev SA/NV	2.875%	4/2/32	800	1,172
[3,11]	Anheuser-Busch InBev SA/NV	2.750%	3/17/36	350	507
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	670	770
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	170	197
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	770	891
					4,945
Canada (0.6%)
[8]	Bank of Montreal	2.850%	3/6/24	3,185	2,767
[3,8]	Bell Canada	3.350%	3/22/23	975	838
[9]	Canadian Imperial Bank of Commerce, 3M USD LIBOR + 0.720%	0.910%	6/16/22	570	574
[8]	Canadian Imperial Bank of Commerce	3.290%	1/15/24	3,140	2,754
	Emera US Finance LP	2.700%	6/15/21	400	400
	Fortis Inc.	3.055%	10/4/26	775	834
	Nutrien Ltd.	4.125%	3/15/35	650	732
[3,8]	Royal Bank of Canada	2.949%	5/1/23	1,875	1,619
	TransCanada PipeLines Ltd.	4.875%	1/15/26	400	463
					10,981
China (0.0%)
[1,3]	Sinopec Group Overseas Development 2017 Ltd.	3.000%	4/12/22	1,025	1,045
Denmark (0.4%)
[11]	Danske Bank A/S	0.500%	8/27/25	2,450	3,014
[1,3]	Danske Bank A/S	1.621%	9/11/26	1,320	1,318
[3,12]	Danske Bank A/S	2.250%	1/14/28	1,440	2,091
					6,423
France (1.4%)
[3,11]	Airbus SE	2.375%	4/7/32	600	837
[3,11]	Airbus SE	2.375%	6/9/40	700	958
[3,11]	AXA SA	5.125%	7/4/43	600	807
[1,3]	BNP Paribas SA	2.819%	11/19/25	470	497
[1,3]	BNP Paribas SA	2.219%	6/9/26	1,095	1,133
[3,11]	BNP Paribas SA	0.125%	9/4/26	600	723
[3,11]	BNP Paribas SA	2.125%	1/23/27	1,800	2,365

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,11]	BPCE SA	1.125%	1/18/23	700	871
[3,11]	BPCE SA	0.500%	9/15/27	2,700	3,292
[1,3]	BPCE SA	3.250%	1/11/28	525	563
[11]	Cie de Saint-Gobain	2.375%	10/4/27	1,000	1,379
[3,11]	Credit Mutuel Arkea SA	1.625%	4/15/26	1,500	1,940
[1,3]	Danone SA	2.947%	11/2/26	555	598
[3,11]	Engie SA	0.000%	3/4/27	1,300	1,570
[3,11]	Orange SA	1.000%	5/12/25	1,300	1,648
[3,11]	RCI Banque SA	0.750%	9/26/22	500	616
[3,11]	RCI Banque SA	1.375%	3/8/24	1,400	1,760
[3,11]	RCI Banque SA	1.625%	4/11/25	2,325	2,959
					24,516
Germany (0.9%)
[1,3]	Bayer US Finance II LLC	4.250%	12/15/25	1,000	1,121
[1,3]	Bayer US Finance LLC	3.375%	10/8/24	770	832
[3,12]	E.ON International Finance BV	4.750%	1/31/34	200	358
[3,12]	E.ON International Finance BV	5.875%	10/30/37	250	514
[1,3]	Siemens Financieringsmaatschappij NV	2.900%	5/27/22	650	667
[3,12]	Volkswagen Financial Services NV	0.875%	2/20/25	700	987
[3,11]	Volkswagen International Finance NV	0.875%	9/22/28	900	1,130
[3,11]	Volkswagen International Finance NV	1.250%	9/23/32	800	1,009
[3,11]	Volkswagen International Finance NV	1.500%	1/21/41	300	351
[3,11]	Volkswagen Leasing GmbH	2.625%	1/15/24	425	554
[3,11]	Volkswagen Leasing GmbH	1.375%	1/20/25	3,100	3,950
[3,11]	Vonovia Finance BV	1.625%	10/7/39	600	745
[11]	Wintershall Dea Finance BV	0.840%	9/25/25	1,300	1,616
[11]	Wintershall Dea Finance BV	1.823%	9/25/31	1,400	1,741
					15,575
Ireland (0.7%)
	AerCap Ireland Capital DAC	3.875%	1/23/28	2,665	2,820
[1,3]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	939	924
[1,3]	Avolon Holdings Funding Ltd.	4.375%	5/1/26	646	697
[1,3]	Avolon Holdings Funding Ltd.	2.750%	2/21/28	2,030	1,979
[11]	CRH Finance DAC	3.125%	4/3/23	1,634	2,114
[3,11]	CRH SMW Finance DAC	1.250%	11/5/26	1,200	1,546
[1,3]	Park Aerospace Holdings Ltd.	5.500%	2/15/24	1,716	1,887
					11,967
Italy (0.3%)
[1,3]	Enel Finance International NV	3.625%	5/25/27	880	968
[1,3]	Enel Finance International NV	4.750%	5/25/47	1,030	1,237
[1,3,5]	UniCredit SpA	1.982%	6/3/27	1,505	1,505
[1,3,5]	UniCredit SpA	3.127%	6/3/32	1,130	1,127
					4,837
Japan (0.1%)
[1,3]	NTT Finance Corp.	1.162%	4/3/26	1,180	1,177
[1,3]	NTT Finance Corp.	2.065%	4/3/31	265	264
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	200	196
					1,637
Mexico (0.0%)
	America Movil SAB de CV	3.625%	4/22/29	275	301
	America Movil SAB de CV	6.375%	3/1/35	350	492
					793
Netherlands (0.4%)
[1,3]	Cooperatieve Rabobank UA	1.106%	2/24/27	1,090	1,078
[3,12]	Cooperatieve Rabobank UA	4.625%	5/23/29	100	168

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]	Euronext NV	1.125%	6/12/29	1,125	1,425
[3,11]	Heineken NV	1.500%	10/3/29	1,325	1,753
[11]	ING Groep NV	0.250%	2/18/29	2,600	3,093
	Shell International Finance BV	4.000%	5/10/46	300	342
					7,859
Norway (0.1%)
[1,3]	Aker BP ASA	4.000%	1/15/31	1,090	1,177
Singapore (0.0%)
[1,3]	BOC Aviation USA Corp.	1.625%	4/29/24	645	650
South Korea (0.0%)
[1,3]	SK Telecom Co. Ltd.	3.750%	4/16/23	200	212
Spain (0.2%)
[3,11]	Iberdrola Finanzas SA	1.250%	10/28/26	1,300	1,684
	Telefonica Emisiones SA	4.665%	3/6/38	1,055	1,206
					2,890
Switzerland (0.4%)
[1,3]	Alcon Finance Corp.	3.000%	9/23/29	1,280	1,334
[1,3]	Alcon Finance Corp.	2.600%	5/27/30	625	632
[3,11]	Credit Suisse Group AG	1.250%	7/17/25	675	844
[1,3]	Credit Suisse Group AG	3.091%	5/14/32	1,740	1,767
[11]	UBS Group AG	0.250%	2/24/28	1,600	1,922
					6,499
United Arab Emirates (0.1%)
[1,3]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	2,355	2,325
United Kingdom (2.2%)
	AstraZeneca plc	4.000%	1/17/29	755	862
[1,3]	BAE Systems plc	3.400%	4/15/30	200	214
[3,11]	Barclays plc	1.375%	1/24/26	1,675	2,122
	Barclays plc	4.337%	1/10/28	1,380	1,546
[3]	Barclays plc	4.972%	5/16/29	1,875	2,176
	Barclays plc	2.645%	6/24/31	815	813
	BAT Capital Corp.	3.557%	8/15/27	1,240	1,319
	BP Capital Markets plc	3.814%	2/10/24	475	517
[3,8]	BP Capital Markets plc	3.470%	5/15/25	1,350	1,205
[1,3]	CK Hutchison International 17 II Ltd.	2.750%	3/29/23	1,275	1,325
[3,12]	CPUK Finance Ltd.	3.588%	8/28/25	1,400	2,140
[3,11]	FCE Bank plc	0.869%	9/13/21	1,800	2,196
[3,12]	Heathrow Funding Ltd.	2.750%	10/13/29	650	952
[3,12]	Heathrow Funding Ltd.	2.750%	8/9/49	250	344
[9]	HSBC Holdings plc, 3M USD LIBOR + 1.000%	1.155%	5/18/24	245	248
[3,12]	HSBC Holdings plc	2.256%	11/13/26	600	884
	HSBC Holdings plc	1.589%	5/24/27	580	582
[12]	HSBC Holdings plc	1.750%	7/24/27	2,000	2,858
[3]	HSBC Holdings plc	4.041%	3/13/28	1,160	1,290
	HSBC Holdings plc	2.804%	5/24/32	935	945
[3,11]	Natwest Group plc	1.750%	3/2/26	3,125	4,011
[12]	Natwest Group plc	3.622%	8/14/30	1,475	2,232
	Prudential plc	3.125%	4/14/30	540	576
[1,3]	Sky Ltd.	3.125%	11/26/22	725	755
[1,3]	Standard Chartered plc	2.744%	9/10/22	1,095	1,102
[1,3]	Standard Chartered plc	0.991%	1/12/25	815	815
[3,11]	Vodafone Group plc	1.625%	11/24/30	2,675	3,540
	Vodafone Group plc	5.250%	5/30/48	400	507
					38,076

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States (12.0%)
	AbbVie Inc.	3.800%	3/15/25	1,060	1,164
	AbbVie Inc.	4.050%	11/21/39	275	309
	AbbVie Inc.	4.750%	3/15/45	225	274
	AbbVie Inc.	4.250%	11/21/49	675	778
[3]	Alabama Power Co.	4.300%	7/15/48	255	307
	Altria Group Inc.	5.800%	2/14/39	560	677
	Altria Group Inc.	3.875%	9/16/46	400	381
	Amazon.com Inc.	4.800%	12/5/34	300	379
	American Electric Power Co. Inc.	3.200%	11/13/27	950	1,032
[11]	American Express Credit Corp.	0.625%	11/22/21	1,900	2,326
[12]	American Honda Finance Corp.	0.750%	11/25/26	1,855	2,587
[11]	American International Group Inc.	1.500%	6/8/23	975	1,222
	American International Group Inc.	4.250%	3/15/29	1,072	1,225
	American International Group Inc.	3.400%	6/30/30	785	849
	American International Group Inc.	4.500%	7/16/44	73	85
	American International Group Inc.	4.750%	4/1/48	45	55
	American International Group Inc.	4.375%	6/30/50	570	663
	American Tower Corp.	5.000%	2/15/24	380	424
	American Tower Corp.	4.400%	2/15/26	300	339
[11]	American Tower Corp.	0.450%	1/15/27	3,120	3,798
	Amgen Inc.	3.625%	5/22/24	275	298
	Amgen Inc.	4.663%	6/15/51	350	431
	Amgen Inc.	2.770%	9/1/53	590	532
	Anthem Inc.	3.500%	8/15/24	275	298
	Anthem Inc.	2.250%	5/15/30	1,010	1,004
	Anthem Inc.	4.375%	12/1/47	500	586
[11]	AT&T Inc.	2.050%	5/19/32	475	635
[11]	AT&T Inc.	3.150%	9/4/36	575	834
[11]	AT&T Inc.	2.600%	5/19/38	425	579
[1,3]	AT&T Inc.	3.500%	9/15/53	2,620	2,497
[1,3]	Athene Global Funding	2.500%	3/24/28	2,555	2,603
[3]	Bank of America Corp.	3.300%	1/11/23	570	597
	Bank of America Corp.	1.734%	7/22/27	1,325	1,342
[3]	Bank of America Corp.	3.593%	7/21/28	1,885	2,077
[3]	Bank of America Corp.	4.271%	7/23/29	1,640	1,872
[3]	Bank of America Corp.	2.496%	2/13/31	770	776
	Bank of America Corp.	2.687%	4/22/32	1,165	1,183
	Bank of America Corp.	3.311%	4/22/42	635	651
[3,9]	Bank of New York Mellon Corp., 3M USD LIBOR + 1.050%	1.235%	10/30/23	415	420
[11]	Becton Dickinson Euro Finance Sarl	1.213%	2/12/36	595	704
	Boeing Co.	1.433%	2/4/24	1,145	1,149
	Boeing Co.	2.196%	2/4/26	1,145	1,150
	Boeing Co.	3.250%	3/1/28	632	662
	Boeing Co.	3.450%	11/1/28	230	243
[3]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	415	407
[11]	Booking Holdings Inc.	0.100%	3/8/25	485	592
[11]	Booking Holdings Inc.	0.500%	3/8/28	845	1,031
[11]	BorgWarner Inc.	1.000%	5/19/31	875	1,061
[1,3]	Boston Gas Co.	3.001%	8/1/29	130	136
[11]	Boston Scientific Corp.	0.625%	12/1/27	1,000	1,230
	Boston Scientific Corp.	4.000%	3/1/29	60	68
	Boston Scientific Corp.	4.550%	3/1/39	600	713
	BP Capital Markets America Inc.	3.379%	2/8/61	1,090	1,060
	Brandywine Operating Partnership LP	3.950%	11/15/27	890	968
	Brixmor Operating Partnership LP	2.250%	4/1/28	965	959
	Broadcom Inc.	4.700%	4/15/25	1,510	1,702

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,3]	Brooklyn Union Gas Co.	4.273%	3/15/48	965	1,083
[1,3]	Cargill Inc.	4.760%	11/23/45	340	430
	Carrier Global Corp.	2.722%	2/15/30	648	666
	Carrier Global Corp.	3.377%	4/5/40	250	255
	Charter Communications Operating LLC	5.050%	3/30/29	595	693
	Charter Communications Operating LLC	2.300%	2/1/32	1,325	1,247
	Charter Communications Operating LLC	6.384%	10/23/35	355	464
	Charter Communications Operating LLC	5.375%	5/1/47	110	128
	Charter Communications Operating LLC	5.125%	7/1/49	90	103
	Charter Communications Operating LLC	4.800%	3/1/50	118	130
	Charter Communications Operating LLC	3.700%	4/1/51	610	574
	Cigna Corp.	4.375%	10/15/28	420	485
	Cigna Corp.	2.400%	3/15/30	310	313
	Citigroup Inc.	4.600%	3/9/26	535	614
	Cleco Corporate Holdings LLC	3.743%	5/1/26	475	522
	Cleco Corporate Holdings LLC	3.375%	9/15/29	325	334
	Cleco Corporate Holdings LLC	4.973%	5/1/46	535	616
	Comcast Corp.	3.950%	10/15/25	250	281
[11]	Comcast Corp.	0.250%	5/20/27	1,050	1,283
[12]	Comcast Corp.	1.500%	2/20/29	630	890
	Comcast Corp.	6.500%	11/15/35	885	1,263
	Comcast Corp.	4.000%	3/1/48	40	45
	Comcast Corp.	4.700%	10/15/48	140	174
	Comcast Corp.	3.999%	11/1/49	120	136
	Comcast Corp.	4.049%	11/1/52	20	23
	Comcast Corp.	2.650%	8/15/62	25	22
	CommonSpirit Health	4.200%	8/1/23	770	829
	CommonSpirit Health	3.347%	10/1/29	355	381
	CommonSpirit Health	4.187%	10/1/49	435	478
	Commonwealth Edison Co.	3.650%	6/15/46	35	38
	Commonwealth Edison Co.	4.000%	3/1/48	245	282
	Conagra Brands Inc.	4.600%	11/1/25	200	229
	Conagra Brands Inc.	1.375%	11/1/27	640	623
[3]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	75	103
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	290	350
	Constellation Brands Inc.	2.875%	5/1/30	115	119
[3]	Cottage Health Obligated Group	3.304%	11/1/49	130	135
[1,3]	Cox Communications Inc.	3.500%	8/15/27	2,665	2,917
[1,3]	Cox Communications Inc.	4.800%	2/1/35	100	118
	Crown Castle International Corp.	2.100%	4/1/31	2,475	2,362
	Crown Castle International Corp.	2.900%	4/1/41	420	390
	CSX Corp.	4.300%	3/1/48	495	576
	CVS Health Corp.	2.875%	6/1/26	1,455	1,562
	CVS Health Corp.	4.300%	3/25/28	289	331
	CVS Health Corp.	4.125%	4/1/40	235	262
	CVS Health Corp.	5.050%	3/25/48	125	155
[11]	Danaher Corp.	2.100%	9/30/26	1,550	2,077
	Dignity Health	3.812%	11/1/24	594	646
	Dignity Health	4.500%	11/1/42	166	192
	Discovery Communications LLC	4.125%	5/15/29	186	205

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Discovery Communications LLC	3.625%	5/15/30	995	1,065
	Discovery Communications LLC	4.650%	5/15/50	588	654
[1,3]	Discovery Communications LLC	4.000%	9/15/55	497	495
	Dominion Energy Inc.	2.715%	8/15/21	140	141
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	156	216
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	113	145
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	300	400
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	230	287
	Eastern Energy Gas Holdings LLC	4.600%	12/15/44	660	765
	Energy Transfer LP	4.900%	3/15/35	1,075	1,201
	Enterprise Products Operating LLC	3.900%	2/15/24	535	579
[1,3]	Equitable Financial Life Global Funding	1.400%	7/7/25	150	152
[1,3]	Equitable Financial Life Global Funding	1.400%	8/27/27	825	811
[1,3]	ERAC USA Finance LLC	3.300%	12/1/26	300	327
[1,3]	ERAC USA Finance LLC	4.500%	2/15/45	455	536
	Evergy Kansas Central Inc.	3.250%	9/1/49	235	239
[3]	Evergy Metro Inc.	2.250%	6/1/30	245	246
	Exxon Mobil Corp.	2.275%	8/16/26	1,075	1,138
	Exxon Mobil Corp.	2.610%	10/15/30	190	197
	FedEx Corp.	4.100%	2/1/45	85	94
	FedEx Corp.	4.750%	11/15/45	227	274
	FedEx Corp.	4.550%	4/1/46	117	137
	FedEx Corp.	4.050%	2/15/48	33	36
[11]	Fidelity National Information Services Inc.	1.500%	5/21/27	1,820	2,347
	Fifth Third Bancorp	2.550%	5/5/27	555	585
	Fiserv Inc.	3.200%	7/1/26	355	386
[11]	Fiserv Inc.	1.625%	7/1/30	1,125	1,463
[12]	Fiserv Inc.	3.000%	7/1/31	775	1,189
[11]	General Mills Inc.	0.450%	1/15/26	1,275	1,576
	General Motors Co.	4.200%	10/1/27	475	531
	General Motors Co.	5.000%	10/1/28	935	1,089
[1,3]	Genting New York LLC	3.300%	2/15/26	1,668	1,673
	Georgia Power Co.	4.300%	3/15/42	860	991
	Gilead Sciences Inc.	2.800%	10/1/50	1,005	914
[3]	Goldman Sachs Group Inc.	3.272%	9/29/25	1,375	1,482
	Goldman Sachs Group Inc.	1.431%	3/9/27	3,610	3,612
	Goldman Sachs Group Inc.	2.615%	4/22/32	885	892
[1,3]	Gray Oak Pipeline LLC	2.600%	10/15/25	436	450
[1,3]	Gray Oak Pipeline LLC	3.450%	10/15/27	70	73
	HCA Inc.	5.250%	6/15/49	575	711
	Healthpeak Properties Inc.	3.500%	7/15/29	335	367
	Hess Corp.	7.300%	8/15/31	1,750	2,325
	Hess Corp.	5.600%	2/15/41	425	515
[1,3]	Hyundai Capital America	0.800%	4/3/23	1,385	1,387
	Intercontinental Exchange Inc.	1.850%	9/15/32	1,425	1,333
	International Business Machines Corp.	3.300%	5/15/26	550	605
	International Business Machines Corp.	1.950%	5/15/30	1,510	1,482
	International Business Machines Corp.	4.250%	5/15/49	420	488
	International Paper Co.	4.350%	8/15/48	605	720
[1,3]	ITC Holdings Corp.	2.950%	5/14/30	965	1,004
[3]	John Deere Capital Corp.	3.450%	3/13/25	985	1,083
[3]	Johnson Controls International plc	4.950%	7/2/64	692	871
	JPMorgan Chase & Co.	2.580%	4/22/32	1,910	1,929
[3]	JPMorgan Chase & Co.	3.964%	11/15/48	975	1,093
	Kaiser Foundation Hospitals	4.875%	4/1/42	45	59
[1,3]	KeySpan Gas East Corp.	2.742%	8/15/26	400	423
	Kroger Co.	4.450%	2/1/47	330	376

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kroger Co.	5.400%	1/15/49	290	378
	Lowe's Cos. Inc.	1.300%	4/15/28	1,845	1,781
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	1,010	1,178
[1,3]	Marvell Technology Inc.	2.950%	4/15/31	1,130	1,145
[1,3]	Massachusetts Mutual Life Insurance Co.	3.375%	4/15/50	550	551
	McCormick & Co. Inc.	2.500%	4/15/30	180	183
[3]	McDonald's Corp.	4.450%	9/1/48	475	563
[3]	McDonald's Corp.	3.625%	9/1/49	50	53
[11]	Medtronic Global Holdings SCA	1.125%	3/7/27	1,595	2,043
[11]	Medtronic Global Holdings SCA	1.625%	3/7/31	785	1,046
[3]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	235	232
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	150	183
	Merck & Co. Inc.	3.400%	3/7/29	545	606
[3]	Mercy Health	3.555%	8/1/27	410	446
[3]	Mercy Health	4.302%	7/1/28	370	429
[1,3]	Microchip Technology Inc.	0.972%	2/15/24	1,630	1,634
	Microsoft Corp.	2.921%	3/17/52	1,125	1,129
	MidAmerican Energy Co.	4.250%	5/1/46	10	12
[1,3]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	1,385	1,536
[3,8]	Molson Coors International LP	2.840%	7/15/23	1,875	1,605
[11]	Mondelez International Inc.	0.250%	3/17/28	975	1,174
[11]	Mondelez International Inc.	1.375%	3/17/41	910	1,056
	Morgan Stanley	2.750%	5/19/22	1,375	1,409
[3]	Morgan Stanley	3.125%	7/27/26	1,850	2,013
[3]	Morgan Stanley	3.772%	1/24/29	570	635
[11]	Morgan Stanley	0.497%	2/7/31	1,050	1,245
	National Retail Properties Inc.	3.900%	6/15/24	805	872
[1,3]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	1,330	1,429
[1,3]	Niagara Mohawk Power Corp.	1.960%	6/27/30	985	961
	Norfolk Southern Corp.	2.550%	11/1/29	1,165	1,204
[1,3]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	230	252
[1,3]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	36	37
	NVIDIA Corp.	3.500%	4/1/40	445	486
[1,3]	Oglethorpe Power Corp.	6.191%	1/1/31	210	265
	Oglethorpe Power Corp.	5.050%	10/1/48	161	196
	Oglethorpe Power Corp.	5.250%	9/1/50	305	372
	Oracle Corp.	3.400%	7/8/24	575	620
	Oracle Corp.	3.600%	4/1/50	850	839
	Oracle Corp.	3.950%	3/25/51	1,505	1,566
	Oracle Corp.	3.850%	4/1/60	225	226
	Otis Worldwide Corp.	2.565%	2/15/30	85	87
	Otis Worldwide Corp.	3.112%	2/15/40	195	197
	Otis Worldwide Corp.	3.362%	2/15/50	335	341
	PacifiCorp	2.700%	9/15/30	205	212
[1,3]	Pennsylvania Electric Co.	3.600%	6/1/29	208	219
[1,3]	Penske Truck Leasing Co. LP	3.375%	2/1/22	145	147
[1,3]	Penske Truck Leasing Co. LP	4.250%	1/17/23	1,405	1,489
[1,3]	Penske Truck Leasing Co. LP	2.700%	11/1/24	170	180
[1,3]	Penske Truck Leasing Co. LP	3.950%	3/10/25	1,120	1,229
[1,3]	Penske Truck Leasing Co. LP	4.000%	7/15/25	180	199
	Pfizer Inc.	1.700%	5/28/30	275	269
	Philip Morris International Inc.	2.500%	11/2/22	575	592
[3]	PNC Bank NA	3.250%	1/22/28	910	997

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	225	257
	Raytheon Technologies Corp.	3.950%	8/16/25	285	318
	Raytheon Technologies Corp.	4.450%	11/16/38	725	853
	Republic Services Inc.	2.300%	3/1/30	1,290	1,291
[1,3]	Royalty Pharma plc	3.300%	9/2/40	315	306
[1,3]	Royalty Pharma plc	3.550%	9/2/50	765	736
[3]	San Diego Gas & Electric Co.	1.700%	10/1/30	1,360	1,299
[3]	San Diego Gas & Electric Co.	4.100%	6/15/49	261	303
	Santander Holdings USA Inc.	3.700%	3/28/22	2,400	2,458
[1,3]	SBA Tower Trust	3.448%	3/15/23	675	713
[1,3]	SBA Tower Trust	1.884%	1/15/26	245	249
[1,3]	SBA Tower Trust	1.631%	11/15/26	540	541
[3]	SCE Recovery Funding LLC	0.861%	11/15/31	400	390
[3]	SCE Recovery Funding LLC	1.942%	5/15/38	165	157
[3]	SCE Recovery Funding LLC	2.510%	11/15/43	95	88
	Sempra Energy	3.250%	6/15/27	1,050	1,143
	Sherwin-Williams Co.	3.450%	6/1/27	2,055	2,270
	Sierra Pacific Power Co.	2.600%	5/1/26	149	159
[3]	Southern California Edison Co.	3.700%	8/1/25	30	33
[3]	Southern California Edison Co.	2.950%	2/1/51	790	699
	Southern Co.	4.400%	7/1/46	5	6
[1,3]	Sprint Spectrum Co. LLC	4.738%	3/20/25	805	864
[3]	SSM Health Care Corp.	3.823%	6/1/27	320	361
	Starbucks Corp.	4.500%	11/15/48	730	866
	Starbucks Corp.	3.350%	3/12/50	60	60
[3]	Sutter Health	2.294%	8/15/30	360	359
	Sysco Corp.	2.400%	2/15/30	1,495	1,508
[1,3]	Teachers Insurance & Annuity Association of America	4.900%	9/15/44	860	1,070
	Teledyne Technologies Inc.	2.250%	4/1/28	985	999
	Teledyne Technologies Inc.	2.750%	4/1/31	790	798
	T-Mobile USA Inc.	2.050%	2/15/28	1,975	1,969
	T-Mobile USA Inc.	4.375%	4/15/40	515	576
	T-Mobile USA Inc.	4.500%	4/15/50	245	277
	T-Mobile USA Inc.	3.600%	11/15/60	505	486
[3]	Toledo Hospital	5.325%	11/15/28	555	641
	Toledo Hospital	5.750%	11/15/38	210	249
	Trinity Acquisition plc	4.400%	3/15/26	1,274	1,445
[3]	Truist Bank	3.300%	5/15/26	450	495
[3]	Truist Financial Corp.	3.200%	9/3/21	510	513
[3]	Truist Financial Corp.	2.200%	3/16/23	875	903
[3]	Truist Financial Corp.	3.700%	6/5/25	970	1,073
	Union Pacific Corp.	3.600%	9/15/37	910	992
	Union Pacific Corp.	3.750%	2/5/70	285	296
[3]	United Airlines Pass-Through Trust Series 2018-1	4.600%	3/1/26	54	55
	UnitedHealth Group Inc.	3.850%	6/15/28	820	934
	UnitedHealth Group Inc.	2.000%	5/15/30	240	239
	UnitedHealth Group Inc.	4.625%	7/15/35	75	93
	UnitedHealth Group Inc.	4.200%	1/15/47	65	77
	VEREIT Operating Partnership LP	3.400%	1/15/28	535	578
	VEREIT Operating Partnership LP	2.200%	6/15/28	285	287
	VEREIT Operating Partnership LP	3.100%	12/15/29	830	874
	VEREIT Operating Partnership LP	2.850%	12/15/32	120	122
[11]	Verizon Communications Inc.	1.250%	4/8/30	1,100	1,406
	Verizon Communications Inc.	1.680%	10/30/30	307	289
[12]	Verizon Communications Inc.	3.375%	10/27/36	200	324

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Verizon Communications Inc.	4.522%	9/15/48	720	854
	Verizon Communications Inc.	5.012%	8/21/54	475	614
	Verizon Communications Inc.	2.987%	10/30/56	185	166
	VF Corp.	2.800%	4/23/27	185	198
	VF Corp.	2.950%	4/23/30	1,765	1,847
[3,8]	Wells Fargo & Co.	2.975%	5/19/26	625	545
[3]	Wells Fargo & Co.	4.100%	6/3/26	920	1,035
[3]	Wells Fargo & Co.	4.300%	7/22/27	275	314
[3]	Wells Fargo & Co.	2.879%	10/30/30	435	456
[3]	Wells Fargo & Co.	4.750%	12/7/46	800	969
	Welltower Inc.	4.000%	6/1/25	275	305
					209,615
Total Corporate Bonds (Cost $347,496)					363,078
Sovereign Bonds (4.4%)
Australia (0.3%)
[3,13]	Commonwealth of Australia	2.750%	11/21/27	135	115
[3,13]	Commonwealth of Australia	2.250%	5/21/28	1,195	990
[3,13]	Commonwealth of Australia	2.500%	5/21/30	4,085	3,421
[3,13]	Commonwealth of Australia	1.000%	11/21/31	1,375	990
					5,516
Bermuda (0.0%)
[1,3]	Bermuda	2.375%	8/20/30	200	197
[1,3]	Bermuda	3.375%	8/20/50	200	197
					394
Canada (0.5%)
[8]	Canadian Government Bond	0.500%	9/1/25	790	646
[8]	Canadian Government Bond	0.250%	3/1/26	2,785	2,235
[8]	City of Montreal	3.150%	12/1/36	750	661
[8]	City of Montreal	3.500%	12/1/38	410	375
[8]	City of Toronto	3.200%	8/1/48	1,000	858
[8]	Province of Ontario	2.900%	6/2/28	1,910	1,710
[3,14]	Province of Ontario	0.250%	6/28/29	985	1,124
					7,609
Chile (0.1%)
[3]	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	650	710
[11]	Republic of Chile	1.250%	1/22/51	670	718
					1,428
China (0.1%)
[1,3]	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	2,135	2,175
Colombia (0.1%)
[3]	Republic of Colombia	4.000%	2/26/24	1,350	1,432
Croatia (0.1%)
[11]	Republic of Croatia	1.500%	6/17/31	1,815	2,292
Japan (1.0%)
[3,15]	Japan	0.100%	3/20/31	1,883,000	17,180
Mexico (0.1%)
[3]	United Mexican States	4.280%	8/14/41	2,210	2,306
Norway (0.1%)
	Equinor ASA	3.000%	4/6/27	1,545	1,679
Panama (0.2%)
[1,3]	Empresa de Transmision Electrica SA	5.125%	5/2/49	470	512

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Republic of Panama	2.252%	9/29/32	2,765	2,658
					3,170
Qatar (0.2%)
[1,3]	State of Qatar	2.375%	6/2/21	1,400	1,400
[1,3]	State of Qatar	3.875%	4/23/23	550	586
[1,3]	State of Qatar	5.103%	4/23/48	255	331
[1,3]	State of Qatar	4.400%	4/16/50	780	930
					3,247
Romania (0.2%)
[1,11]	Republic of Romania	1.375%	12/2/29	299	361
[3,11]	Republic of Romania	2.500%	2/8/30	1,225	1,585
[3,11]	Republic of Romania	2.124%	7/16/31	725	901
[1,11]	Republic of Romania	2.000%	4/14/33	410	494
					3,341
Saudi Arabia (0.2%)
[1,3]	Kingdom of Saudi Arabia	2.875%	3/4/23	2,020	2,101
[1,3]	Saudi Arabian Oil Co.	2.875%	4/16/24	500	530
[1,3]	Saudi Arabian Oil Co.	3.500%	4/16/29	680	733
					3,364
Singapore (0.0%)
[1,3]	Temasek Financial I Ltd.	3.625%	8/1/28	510	572
Spain (0.1%)
[1,11]	Kingdom of Spain	0.600%	10/31/29	1,050	1,315
Supranational (0.4%)
[3,11]	European Union	0.750%	4/4/31	1,125	1,466
[3,11]	European Union	0.200%	6/4/36	5,100	6,033
					7,499
United Arab Emirates (0.1%)
[3]	Emirate of Abu Dhabi	3.125%	10/11/27	1,235	1,351
United Kingdom (0.6%)
[12]	United Kingdom	0.625%	6/7/25	700	1,009
[12]	United Kingdom	1.250%	7/22/27	655	973
[12]	United Kingdom	0.875%	10/22/29	1,100	1,578
[12]	United Kingdom	0.375%	10/22/30	3,875	5,269
[12]	United Kingdom	3.500%	1/22/45	735	1,510
					10,339
Total Sovereign Bonds (Cost $73,931)					76,209
Taxable Municipal Bonds (0.5%)
United States (0.5%)
	Broward County FL Airport System Revenue	3.477%	10/1/43	100	103
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.300%	12/1/21	20	21
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	805	1,134
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	55	77
	Dallas/Fort Worth International Airport Revenue	3.089%	11/1/40	90	92
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	55	57
[16]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/53	405	421

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	747	1,095
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	290	293
	Illinois GO	5.100%	6/1/33	660	758
[16]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.371%	5/1/26	520	589
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	175	186
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.200%	11/15/26	20	23
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	170	240
	New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175%	11/15/49	445	567
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	285	304
[17]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/28	635	804
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	295	291
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	305	386
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	650	800
	State of Connecticut GO	2.000%	7/1/23	190	197
	State of Connecticut GO	5.770%	3/15/25	275	326
	University of California Revenue	1.316%	5/15/27	155	156
Total Taxable Municipal Bonds (Cost $8,092)					8,920

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (4.8%)
Money Market Fund (4.8%)
[18,19]	Vanguard Market Liquidity Fund (Cost $84,162)	0.055%	841,822	84,182
Total Investments (101.2%) (Cost $1,456,513)				1,768,131
Other Assets and Liabilities—Net (-1.2%)				(21,742)
Net Assets (100%)				1,746,389
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, the aggregate value was $112,405,000, representing 6.4% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,354,000.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2021.
6	Securities with a value of $612,000 have been segregated as collateral for open forward currency contracts.
7	Securities with a value of $885,000 have been segregated as initial margin for open futures contracts.
8	Face amount denominated in Canadian dollars.
9	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
10	Security value determined using significant unobservable inputs.
11	Face amount denominated in euro.
12	Face amount denominated in British pounds.
13	Face amount denominated in Australian dollars.
14	Face amount denominated in Swiss francs.
15	Face amount denominated in Japanese yen.
16	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
17	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
18	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
19	Collateral of $11,800,000 was received for securities on loan.
1M—1-month.
3M—3-month.
ADR—American Depositary Receipt.
GO—Government Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2021	61	7,555	7
Euro-Bobl	June 2021	14	2,300	5
Euro-BTP	June 2021	12	2,156	36
Euro-Buxl	June 2021	2	490	(3)
Euro-OAT	June 2021	16	3,130	(23)
Euro-Schatz	June 2021	112	15,303	(7)
				15
Short Futures Contracts
10-Year U.S. Treasury Note	September 2021	(269)	(35,491)	2
Euro-Bund	June 2021	(5)	(1,036)	(6)
Long Gilt	September 2021	(21)	(3,792)	2
Ultra 10-Year U.S. Treasury Note	September 2021	(55)	(7,973)	3
				1
				16

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Bank of America, N.A.	6/30/21	USD	6,340	AUD	8,177	35	—
Bank of America, N.A.	6/30/21	USD	14,570	CAD	17,561	34	—
Goldman Sachs International	6/30/21	USD	3,940	CAD	4,760	—	—
Bank of America, N.A.	6/30/21	AUD	900	CAD	842	—	(3)
Goldman Sachs International	6/30/21	USD	3,107	CHF	2,784	9	—
JPMorgan Chase Bank, N.A.	6/30/21	USD	118,116	EUR	96,772	43	—
Goldman Sachs International	6/30/21	GBP	2,624	EUR	3,042	12	—
Bank of America, N.A.	6/30/21	USD	36,406	GBP	25,627	36	—
JPMorgan Chase Bank, N.A.	6/30/21	USD	320	GBP	225	1	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Bank of America, N.A.	6/30/21	USD	18,265	JPY	1,984,573	193	—
Bank of America, N.A.	6/30/21	GBP	1,169	JPY	180,330	17	—
						380	(3)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.
F. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
G.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	670,854	3,317	—	674,171
Common Stocks—Other	52,877	399,897	—	452,774
U.S. Government and Agency Obligations	—	92,402	—	92,402
Asset-Backed/Commercial Mortgage-Backed Securities	—	13,995	2,400	16,395
Corporate Bonds	—	363,078	—	363,078
Sovereign Bonds	—	76,209	—	76,209
Taxable Municipal Bonds	—	8,920	—	8,920
Temporary Cash Investments	84,182	—	—	84,182
Total	807,913	957,818	2,400	1,768,131

Derivative Financial Instruments
Assets
Futures Contracts[1]	55	—	—	55
Forward Currency Contracts	—	380	—	380
Total	55	380	—	435
Liabilities
Futures Contracts[1]	39	—	—	39
Forward Currency Contracts	—	3	—	3
Total	39	3	—	42
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.